Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Current Assets:
Cash and cash equivalents	$ 11,480	$ 15,102
Accounts receivable, less allowance for doubtful accounts of $57 and $56, respectively	84,122	66,210
Inventories	501,684	546,959
Refundable income taxes	1,221	1,142
Other current assets	3,075	1,856
Total Current Assets	603,248	741,139
Deferred income tax asset, net	2,417	5,576
Noncurrent assets held for sale-discontinued operations	1,143	20,098
Other assets	2,801	3,489
Property, plant, and equipment:
Land	25,832	25,603
Buildings and improvements	190,102	216,188
Equipment	421,639	430,445
Total	637,573	672,236
Less accumulated depreciation and amortization	398,300	413,693
Net property, plant, and equipment	239,273	258,543
Total Assets	848,882	1,028,845
Current Liabilities:
Accounts payable	61,024	56,752
Deferred revenue	4,098	8,362
Accrued vacation	11,678	11,691
Accrued payroll	5,105	4,955
Other accrued expenses	19,363	20,834
Current portion of long-term debt and capital lease obligations	6,763	7,468
Total Current Liabilities	112,377	138,635
Long-term debt, less current portion	265,900	407,733
Pension liabilities	17,349	23,290
Other liabilities	4,180	5,829
Capital lease obligations, less current portion	31,286	34,331
Total Liabilities	431,397	617,782
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	707	707
Common stock	3,039	3,038
Additional paid-in capital	98,260	98,161
Treasury stock, at cost	(75,740)	(69,556)
Accumulated other comprehensive loss	(18,285)	(25,067)
Retained earnings	409,504	403,780
Total Stockholders’ Equity	417,485	411,063
Total Liabilities and Stockholders’ Equity	848,882	1,028,845
Discontinued Operations, Held-for-sale [Member]
Current Assets:
Assets held for sale	98	109,870
Current Liabilities:
Current liabilities held for sale-discontinued operations	4,285	28,573
Noncurrent liabilities held for sale		7,964
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Current Assets:
Assets held for sale	1,568
Current Liabilities:
Current liabilities held for sale-discontinued operations	61
Noncurrent liabilities held for sale	$ 305